Equity-based Awards - Summary of Information Regarding Restricted Common Unit Awards (Detail) (Restricted Stock [Member], USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Restricted Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted common units outstanding, Beginning Balance	706,927	285,609
Granted, Number of Units	684,954	524,718	287,943
Restricted common units forfeited	(38,294)	(11,734)	(2,334)
Vested, Number of Units	(260,067)	(91,666)
Restricted common units outstanding, Ending Balance	1,093,520	706,927	285,609
Restricted common units outstanding, Weighted Average Grant Date Fair Value per unit, Beginning balance	$ 18.62	$ 18.08
Granted, Weighted-Average Grant Date Fair Value per Unit	$ 22.39	$ 18.83	$ 18.07
Forfeited, Weighted-Average Grant Date Fair Value per Unit	$ 20.54	$ 17.24	$ 17.14
Vested, Weighted-Average Grant Date Fair Value per Unit	$ 18.56	$ 18.31
Restricted common units outstanding, Weighted Average Grant Date Fair Value per unit, Ending balance	$ 20.93	$ 18.62	$ 18.08